Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) $ in Thousands	8 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Increase related to current year tax provision	$ 116
Balance at the end of the year	$ 116